Long-term Debt - Debt Schedule table (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Nov. 04, 2014	May 22, 2014	Apr. 11, 2014	Nov. 30, 2012	Mar. 31, 2013	Mar. 28, 2014
Debt Instrument [Line Items]
Long-term debt	$ 1,557,167
Total Principal long-term debt and financing and capital lease obligations	1,651,148		439,151
Less current maturities	(84,104)		(37,455)
Net unamortized (discount) premium	1,473		(1,871)
Long-term debt and financing and capital lease obligations, less current portion	1,568,517		399,825
Effective interest rate (in percent)	7.30%
Enfinity, due 2025 – 2032
Debt Instrument [Line Items]
Financing lease obligations	29,124		31,494
Current Interest Rate Range, minimum (in percent)	5.62%	[1]
Current Interest Rate Range, maximum (in percent)	7.26%	[1]
HES Portfolio, due 2019 – 2028
Debt Instrument [Line Items]
Stated interest rate (in percent)				6.50%
Financing lease obligations	24,538		0
Effective interest rate (in percent)	6.50%	[1]
Summit Solar Projects
Debt Instrument [Line Items]
Stated interest rate (in percent)					5.75%
Financing lease obligations	23,127		0
Effective interest rate (in percent)	5.75%	[1]
Regulus Solar, due 2034
Debt Instrument [Line Items]
Financing lease obligations	9,138		0			9,200
Effective interest rate (in percent)	1.87%	[1]
U.S. Projects 2014, due 2019
Debt Instrument [Line Items]
Financing lease obligations	6,869		0
Effective interest rate (in percent)	6.00%	[1]
DG 2014 Portfolio 1, due 2023
Debt Instrument [Line Items]
Financing lease obligations	1,185		0
Effective interest rate (in percent)	7.26%	[1]
SunE Solar Fund X
Debt Instrument [Line Items]
Financing lease obligations	0		55,616
Current Interest Rate Range, minimum (in percent)	3.91%	[1]
Current Interest Rate Range, maximum (in percent)	5.11%	[1]
Secured Debt | Mt. Signal, due 2038
Debt Instrument [Line Items]
Long-term debt	402,440		0
Stated interest rate (in percent)							6.00%
Effective interest rate (in percent)	6.00%	[1]
Secured Debt | CAP, due 2032
Debt Instrument [Line Items]
Long-term debt	211,377		243,581
Current Interest Rate Range, minimum (in percent)	7.00%	[1]
Current Interest Rate Range, maximum (in percent)	7.29%	[1]
Secured Debt | Regulus Solar, due 2034
Debt Instrument [Line Items]
Long-term debt	85,000		0
Effective interest rate (in percent)	5.80%	[1]
Secured Debt | Regulus Solar, due 2034
Debt Instrument [Line Items]
Long-term debt	50,433		0
Effective interest rate (in percent)	2.22%	[1],[2]
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	2.66%
Debt Instrument, Fixed Interest Rate, Effective Percentage	2.22%
Debt Instrument, Fixed Interest Rate, Period	3 years
Secured Debt | Regulus Solar, due 2015 – 2016
Debt Instrument [Line Items]
Long-term debt	0		44,400
Stated interest rate (in percent)								18.00%
Effective interest rate (in percent)	18.00%	[1]
Secured Debt | Fairwinds and Crundale
Debt Instrument [Line Items]
Long-term debt	61,982		0
Stated interest rate (in percent)				2.50%
Effective interest rate (in percent)	2.50%	[1]
Secured Debt | Nellis, due 2027
Debt Instrument [Line Items]
Long-term debt	42,248		0
Stated interest rate (in percent)									5.75%
Effective interest rate (in percent)	5.75%	[1]
Secured Debt | SunE Perpetual Lindsay
Debt Instrument [Line Items]
Long-term debt	42,992		0
Effective interest rate (in percent)	3.30%	[1]
Secured Debt | California Public Institutions, due 2024 – 2030
Debt Instrument [Line Items]
Long-term debt	16,861		9,270
Effective interest rate (in percent)	3.39%	[1],[3]
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	3.13%
Debt Instrument, Fixed Interest Rate, Effective Percentage	3.39%
Secured Debt | U.S. Projects 2009 – 2013, due 2024 – 2026
Debt Instrument [Line Items]
Long-term debt	9,338		10,206
Current Interest Rate Range, minimum (in percent)	11.10%	[1]
Current Interest Rate Range, maximum (in percent)	11.30%	[1]
Secured Debt | U.S. Projects 2009 – 2013
Debt Instrument [Line Items]
Long-term debt	0		8,638
Current Interest Rate Range, minimum (in percent)	5.00%	[1]
Current Interest Rate Range, maximum (in percent)	5.75%	[1]
Secured Debt | Enfinity
Debt Instrument [Line Items]
Long-term debt	6,470		6,775
Effective interest rate (in percent)	1.745%	[1]
Secured Debt | U.K Call Right Projects
Debt Instrument [Line Items]
Long-term debt	52,675		0
Effective interest rate (in percent)	2.50%	[1]
Secured Debt | U.S. Call Right Projects
Debt Instrument [Line Items]
Long-term debt	1,851		0
Effective interest rate (in percent)	5.75%	[1]
Capital Lease Obligations | Alamosa
Debt Instrument [Line Items]
Capital lease obligations	0		29,171
Effective interest rate (in percent)	2.98%	[1]
Secured Debt | Line of Credit
Debt Instrument [Line Items]
Long-term debt	$ 573,500		$ 0
Effective interest rate (in percent)	5.33%	[1],[4]
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	4.75%
Debt Instrument, Fixed Interest Rate, Effective Percentage	5.33%
Debt Instrument, Fixed Interest Rate, Period	3 years

[1]	The weighted average effective interest rate for all debt outstanding, including financing lease obligations, during the period was 7.3%.
[2]	The variable rate as of December 31, 2014 was 2.66% on the Regulus term loan balance of $50.4M. The Company has entered into an interest rate swap agreement (see Note 11) fixing the interest rate at 2.22% for the next three years.(4) The variable rate as of December 31, 2014 was 3.13%. The Company has entered into a series of interest rate swap agreement (see Note 11) fixing the interest rate at a weighted average of 3.39% through 2028.
[3]	The variable rate as of December 31, 2014 was 3.13%. The Company has entered into a series of interest rate swap agreement (see Note 11) fixing the interest rate at a weighted average of 3.39% through 2028.
[4]	The variable rate as of December 31, 2014 was 4.75%. The Company has entered into an interest rate swap agreement (see Note 11) fixing the interest rate at 5.33% for the next three years.